BASIC AND DILUTED LOSS PER SHARE (Schedule of Basic and Diluted Loss Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Numerator
Net loss	$ (940)	$ (1,143)	$ (15,734)	$ (1,911)
Denominator
Weighted average number of common shares outstanding for basic loss per share	97,517,298	60,764,929	97,517,298	52,518,608
Adjustment for dilutive securities
Weighted average number of common shares outstanding for diluted loss per share	97,517,298	60,764,929	97,517,298	52,518,608
Net loss per common share - basic and diluted	$ (0.01)	$ (0.02)	$ (0.16)	$ (0.04)